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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 2000
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York               November 14, 2000

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   171

Form 13F Information Table Value Total:   $111,806 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2


                                                              FORM 13F
                                                          INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
      COL. 1                       COL. 2          COL. 3        COL. 4       COL. 5    COL. 6       COL. 7           COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                              FAIR MARKET   SHARES OR  INVESTMENT     OTHER    ---------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP NO.   VAL (X$1000)    PRN AMT  DISCRETION    MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                           Com          013817 10 1           182      7,200  Shared-Def      2,3      7,200
ALCOA INC                           Com          013817 10 1           213      8,400  Shared-Def               8,400
ALCOA INC                           Com          013817 10 1           152      6,000  Shared-Def     1,2,3     6,000
ALCOA INC                           Com          013817 10 1           213      8,400  Shared-Def     2,3,5     8,400
AMERICA ONLINE INC DEL              Com          02364J 10 4          4569     85,000  Shared-Def      2,3     85,000
AMERICA ONLINE INC DEL              Com          02364J 10 4          1236     23,000  Shared-Def              23,000
AMERICA ONLINE INC DEL              Com          02364J 10 4          1516     28,200  Shared-Def     1,2,3    28,200
AMERICA ONLINE INC DEL              Com          02364J 10 4          1978     36,800  Shared-Def     2,3,5    36,800
AMGEN INC                           Com          031162 10 0           503      7,200  Shared-Def      2,3      7,200
AMGEN INC                           Com          031162 10 0           587      8,400  Shared-Def               8,400
AMGEN INC                           Com          031162 10 0           419      6,000  Shared-Def     1,2,3     6,000
AMGEN INC                           Com          031162 10 0           587      8,400  Shared-Def     2,3,5     8,400
CISCO SYS INC                       Com          17275R 10 2           425      7,700  Shared-Def      2,3      7,700
CISCO SYS INC                       Com          17275R 10 2           359      6,500  Shared-Def               6,500
CISCO SYS INC                       Com          17275R 10 2           332      6,000  Shared-Def     1,2,3     6,000
CISCO SYS INC                       Com          17275R 10 2           431      7,800  Shared-Def     2,3,5     7,800
COCA COLA CO                        Com          191216 10 0           595     10,800  Shared-Def      2,3     10,800
COCA COLA CO                        Com          191216 10 0           496      9,000  Shared-Def               9,000
COCA COLA CO                        Com          191216 10 0           441      8,000  Shared-Def     1,2,3     8,000
COCA COLA CO                        Com          191216 10 0           562     10,200  Shared-Def     2,3,5    10,200
COLGATE PALMOLIVE                   Com          194162 10 3           566     12,000  Shared-Def      2,3     12,000
COLGATE PALMOLIVE                   Com          194162 10 3           510     10,800  Shared-Def              10,800
COLGATE PALMOLIVE                   Com          194162 10 3           444      9,400  Shared-Def     1,2,3     9,400
COLGATE PALMOLIVE                   Com          194162 10 3           557     11,800  Shared-Def     2,3,5    11,800
COLT TELECOM GROUP PLC         Sponsored ADR     196877 10 4           441      4,000  Shared-Def      2,3      4,000
DU PONT E I DE NEMOURS & CO         Com          263534 10 9           226      5,450  Shared-Def      2,3      5,450
DU PONT E I DE NEMOURS & CO         Com          263534 10 9           207      5,000  Shared-Def               5,000
DU PONT E I DE NEMOURS & CO         Com          263534 10 9           166      4,000  Shared-Def     1,2,3     4,000
DU PONT E I DE NEMOURS & CO         Com          263534 10 9           249      6,000  Shared-Def     2,3,5     6,000
DURA PHARMACEUTICALS INC            Com          26632S 10 9           269      7,600  Shared-Def      2,3      7,600
DURA PHARMACEUTICALS INC            Com          26632S 10 9           290      8,200  Shared-Def               8,200
DURA PHARMACEUTICALS INC            Com          26632S 10 9           212      6,000  Shared-Def     1,2,3     6,000
DURA PHARMACEUTICALS INC            Com          26632S 10 9           290      8,200  Shared-Def     2,3,5     8,200
ELECTRONIC DATA SYS NEW             Com          285661 10 4           992     23,900  Shared-Def      2,3     23,900
ELECTRONIC DATA SYS NEW             Com          285661 10 4         1,307     31,500  Shared-Def              31,500
ELECTRONIC DATA SYS NEW             Com          285661 10 4           801     19,300  Shared-Def     1,2,3    19,300
ELECTRONIC DATA SYS NEW             Com          285661 10 4         1,050     25,300  Shared-Def     2,3,5    25,300
EXXON MOBIL CORP                    Com          30231G 10 2           232      2,600  Shared-Def      2,3      2,600
EXXON MOBIL CORP                    Com          30231G 10 2           285      3,200  Shared-Def               3,200
EXXON MOBIL CORP                    Com          30231G 10 2           178      2,000  Shared-Def     1,2,3     2,000
EXXON MOBIL CORP                    Com          30231G 10 2           285      3,200  Shared-Def     2,3,5     3,200
FEDERAL HOME LN MTG CORP            Com          313400 30 1           270      5,000  Shared-Def      2,3      5,000
FEDERAL HOME LN MTG CORP            Com          313400 30 1           270      5,000  Shared-Def               5,000
FEDERAL HOME LN MTG CORP            Com          313400 30 1           216      4,000  Shared-Def     1,2,3     4,000
FEDERAL HOME LN MTG CORP            Com          313400 30 1           324      6,000  Shared-Def     2,3,5     6,000
FIRSTAR CORP NEW WIS                Com          33763V 10 9            81      3,600  Shared-Def      2,3      3,600
FIRSTAR CORP NEW WIS                Com          33763V 10 9            94      4,200  Shared-Def               4,200
FIRSTAR CORP NEW WIS                Com          33763V 10 9            67      3,000  Shared-Def     1,2,3     3,000
FIRSTAR CORP NEW WIS                Com          33763V 10 9            94      4,200  Shared-Def     2,3,5     4,200
HEALTHSOUTH CORP               3.25% Conv '03    421924 AF 8         2,680  3,200,000  Shared-Def     2,3,5
HEALTHSOUTH CORP               3.25% Conv '03    421924 AF 8         3,287  3,925,000  Shared-Def      2,3
HEALTHSOUTH CORP               3.25% Conv '03    421924 AF 8         2,722  3,250,000  Shared-Def
HEALTHSOUTH CORP               3.25% Conv '03    421924 AF 8           314    375,000  Shared-Def     1,2,3
HILTON HOTELS CORP              5% Conv '06      432848 AL 3         2,091  2,500,000  Shared-Def     2,3,5
HILTON HOTELS CORP              5% Conv '06      432848 AL 3         3,638  4,350,000  Shared-Def      2,3
HILTON HOTELS CORP              5% Conv '06      432848 AL 3         3,115  3,725,000  Shared-Def
HILTON HOTELS CORP              5% Conv '06      432848 AL 3           355    425,000  Shared-Def     1,2,3
HOME DEPOT INC                      Com          437076 10 2           265      5,000  Shared-Def      2,3      5,000
HOME DEPOT INC                      Com          437076 10 2           265      5,000  Shared-Def               5,000
HOME DEPOT INC                      Com          437076 10 2           212      4,000  Shared-Def     1,2,3     4,000
HOME DEPOT INC                      Com          437076 10 2           318      6,000  Shared-Def     2,3,5     6,000
HONEYWELL INTL INC                  Com          438516 10 6         2,590     72,700  Shared-Def      2,3     72,700
HONEYWELL INTL INC                  Com          438516 10 6         1,247     35,000  Shared-Def              35,000
HONEYWELL INTL INC                  Com          438516 10 6           652     18,300  Shared-Def     1,2,3    18,300
HONEYWELL INTL INC                  Com          438516 10 6           855     24,000  Shared-Def     2,3,5    24,000
INTEL CORP                          Com          458140 10 0           450     10,800  Shared-Def      2,3     10,800
INTEL CORP                          Com          458140 10 0           400      9,600  Shared-Def               9,600
INTEL CORP                          Com          458140 10 0           250      6,000  Shared-Def     1,2,3     6,000
INTEL CORP                          Com          458140 10 0           400      9,600  Shared-Def     2,3,5     9,600
INTL PAPER CO                       Com          460146 10 3           103      3,600  Shared-Def      2,3      3,600
INTL PAPER CO                       Com          460146 10 3           120      4,200  Shared-Def               4,200
INTL PAPER CO                       Com          460146 10 3            86      3,000  Shared-Def     1,2,3     3,000
INTL PAPER CO                       Com          460146 10 3           120      4,200  Shared-Def     2,3,5     4,200
JUNIPER NETWORKS INC                Com          481905 10 4           153        700  Shared-Def      2,3        700
JUNIPER NETWORKS INC                Com          481905 10 4           131        600  Shared-Def                 600
JUNIPER NETWORKS INC                Com          481905 10 4           109        500  Shared-Def     1,2,3       500
JUNIPER NETWORKS INC                Com          481905 10 4           131        600  Shared-Def     2,3,5       600
LAUDER ESTEE COS INC                Com          518439 10 4           454     12,400  Shared-Def      2,3     12,400
LAUDER ESTEE COS INC                Com          518439 10 4           505     13,800  Shared-Def              13,800
LAUDER ESTEE COS INC                Com          518439 10 4           366     10,000  Shared-Def     1,2,3    10,000
LAUDER ESTEE COS INC                Com          518439 10 4           505     13,800  Shared-Def     2,3,5    13,800
LILLY ELI & CO                      Com          532457 10 8           300      3,700  Shared-Def      2,3      3,700
LILLY ELI & CO                      Com          532457 10 8           325      4,000  Shared-Def               4,000
LILLY ELI & CO                      Com          532457 10 8           243      3,000  Shared-Def     1,2,3     3,000
LILLY ELI & CO                      Com          532457 10 8           349      4,300  Shared-Def     2,3,5     4,300
LUCENT TECHNOLOGIES INC             Com          549463 10 7         1,559     51,000  Shared-Def      2,3     51,000
MAIL-WELL INC                   5% Conv '02      560321 AD 3         1,259  1,625,000  Shared-Def     2,3,5
MAIL-WELL INC                   5% Conv '02      560321 AD 3           349    450,000  Shared-Def      2,3
MAIL-WELL INC                   5% Conv '02      560321 AD 3         2,054  2,650,000  Shared-Def
MAIL-WELL INC                   5% Conv '02      560321 AD 3           213    275,000  Shared-Def     1,2,3
MASCOTECH INC                  4.5% Conv '03     574670 AB 1         1,199  1,750,000  Shared-Def     2,3,5
MASCOTECH INC                  4.5% Conv '03     574670 AB 1         1,028  1,500,000  Shared-Def
MASCOTECH INC                  4.5% Conv '03     574670 AB 1           171    250,000  Shared-Def     1,2,3
MOTOROLA INC                        Com          620076 10 9           378     13,400  Shared-Def      2,3     13,400
MOTOROLA INC                        Com          620076 10 9           338     12,000  Shared-Def              12,000
MOTOROLA INC                        Com          620076 10 9           282     10,000  Shared-Def     1,2,3    10,000
MOTOROLA INC                        Com          620076 10 9           412     14,600  Shared-Def     2,3,5    14,600





                                                              FORM 13F
                                                          INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
      COL. 1                       COL. 2          COL. 3        COL. 4       COL. 5    COL. 6       COL. 7           COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                              FAIR MARKET   SHARES OR  INVESTMENT     OTHER    ---------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP NO.   VAL (X$1000)    PRN AMT  DISCRETION    MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC           Com          65332V 10 3           145      3,100  Shared-Def      2,3      3,100
NEXTEL COMMUNICATIONS INC           Com          65332V 10 3           117      2,500  Shared-Def               2,500
NEXTEL COMMUNICATIONS INC           Com          65332V 10 3           117      2,500  Shared-Def     1,2,3     2,500
NEXTEL COMMUNICATIONS INC           Com          65332V 10 3           136      2,900  Shared-Def     2,3,5     2,900
NOKIA CORP                          Com          654902 20 4           398     10,000  Shared-Def      2,3     10,000
NOKIA CORP                          Com          654902 20 4           398     10,000  Shared-Def              10,000
NOKIA CORP                          Com          654902 20 4           319      8,000  Shared-Def     1,2,3     8,000
NOKIA CORP                          Com          654902 20 4           478     12,000  Shared-Def     2,3,5    12,000
NORTEL NETWORKS CORP NEW            Com          656568 10 2           268      4,500  Shared-Def      2,3      4,500
NORTEL NETWORKS CORP NEW            Com          656568 10 2           250      4,200  Shared-Def               4,200
NORTEL NETWORKS CORP NEW            Com          656568 10 2           214      3,600  Shared-Def     1,2,3     3,600
NORTEL NETWORKS CORP NEW            Com          656568 10 2           280      4,700  Shared-Def     2,3,5     4,700
OLD GUARD GROUP INC                 Com          679783 10 0           373     31,500  Shared-Def      2,3     31,500
OMNICARE INC                    5% Conv '07      681904 AD 0         3,094  4,125,000  Shared-Def     2,3,5
OMNICARE INC                    5% Conv '07      681904 AD 0         3,525  4,700,000  Shared-Def      2,3
OMNICARE INC                    5% Conv '07      681904 AD 0         2,813  3,750,000  Shared-Def
OMNICARE INC                    5% Conv '07      681904 AD 0           319    425,000  Shared-Def     1,2,3
PFIZER INC                          Com          717081 10 3           449     10,000  Shared-Def      2,3     10,000
PFIZER INC                          Com          717081 10 3           449     10,000  Shared-Def              10,000
PFIZER INC                          Com          717081 10 3           360      8,000  Shared-Def     1,2,3     8,000
PFIZER INC                          Com          717081 10 3           539     12,000  Shared-Def     2,3,5    12,000
PROCTOR & GAMBLE CO                 Com          742718 10 9           509      7,600  Shared-Def      2,3      7,600
PROCTOR & GAMBLE CO                 Com          742718 10 9           549      8,200  Shared-Def               8,200
PROCTOR & GAMBLE CO                 Com          742718 10 9           402      6,000  Shared-Def     1,2,3     6,000
PROCTOR & GAMBLE CO                 Com          742718 10 9           549      8,200  Shared-Def     2,3,5     8,200
ROYAL DUTCH PETE CO                 Com          780257 80 4           222      3,700  Shared-Def      2,3      3,700
ROYAL DUTCH PETE CO                 Com          780257 80 4           240      4,000  Shared-Def               4,000
ROYAL DUTCH PETE CO                 Com          780257 80 4           180      3,000  Shared-Def     1,2,3     3,000
ROYAL DUTCH PETE CO                 Com          780257 80 4           258      4,300  Shared-Def     2,3,5     4,300
SCHERING PLOUGH CORP                Com          806605 10 1           288      6,200  Shared-Def      2,3      6,200
SCHERING PLOUGH CORP                Com          806605 10 1           581     12,500  Shared-Def              12,500
SCHERING PLOUGH CORP                Com          806605 10 1           233      5,000  Shared-Def     1,2,3     5,000
SCHERING PLOUGH CORP                Com          806605 10 1           316      6,800  Shared-Def     2,3,5     6,800
STAPLES INC                         Com          855030 10 2           369     26,000  Shared-Def      2,3     26,000
STAPLES INC                         Com          855030 10 2           426     30,000  Shared-Def              30,000
STAPLES INC                         Com          855030 10 2           284     20,000  Shared-Def     1,2,3    20,000
STAPLES INC                         Com          855030 10 2           426     30,000  Shared-Def     2,3,5    30,000
STEINWAY MUSICAL INSTRS INC         Com          858495 10 4           359     20,575  Shared-Def     2,3,5    20,575
SUNRISE ASSISTED LIVING INC    5.5% Conv '02     86768K AC 0         2,285  2,550,000  Shared-Def     2,3,5
SUNRISE ASSISTED LIVING INC    5.5% Conv '02     86768K AC 0           515    575,000  Shared-Def      2,3
SUNRISE ASSISTED LIVING INC    5.5% Conv '02     86768K AC 0         3,137  3,500,000  Shared-Def
SUNRISE ASSISTED LIVING INC    5.5% Conv '02     86768K AC 0           336    375,000  Shared-Def     1,2,3
TELLABS INC                         Com          879664 10 0           320      6,700  Shared-Def      2,3      6,700
TELLABS INC                         Com          879664 10 0           353      7,400  Shared-Def               7,400
TELLABS INC                         Com          879664 10 0           258      5,400  Shared-Def     1,2,3     5,400
TELLABS INC                         Com          879664 10 0           358      7,500  Shared-Def     2,3,5     7,500
THERMO ELECTRON CORP           4.25% Conv '03    883556 AF 9         2,241  2,375,000  Shared-Def     2,3,5
THERMO ELECTRON CORP           4.25% Conv '03    883556 AF 9            24     25,000  Shared-Def      2,3
THERMO ELECTRON CORP           4.25% Conv '03    883556 AF 9         1,392  1,475,000  Shared-Def
THERMO ELECTRON CORP           4.25% Conv '03    883556 AF 9           118    125,000  Shared-Def     1,2,3
TOWER AUTOMOTIVE INC            5% Conv '04      891707 AE 1         1,205  1,625,000  Shared-Def     2,3,5
TOWER AUTOMOTIVE INC            5% Conv '04      891707 AE 1         1,964  2,650,000  Shared-Def      2,3
TOWER AUTOMOTIVE INC            5% Conv '04      891707 AE 1         1,483  2,000,000  Shared-Def
TOWER AUTOMOTIVE INC            5% Conv '04      891707 AE 1           167    225,000  Shared-Def     1,2,3
TYCO INTL LTD NEW                   Com          902124 10 6           623     12,000  Shared-Def      2,3     12,000
TYCO INTL LTD NEW                   Com          902124 10 6           519     10,000  Shared-Def              10,000
TYCO INTL LTD NEW                   Com          902124 10 6           519     10,000  Shared-Def     1,2,3    10,000
TYCO INTL LTD NEW                   Com          902124 10 6           571     11,000  Shared-Def     2,3,5    11,000
TYCOM LTD                           Com          G9144B 10 6           138      3,600  Shared-Def      2,3      3,600
TYCOM LTD                           Com          G9144B 10 6           161      4,200  Shared-Def               4,200
TYCOM LTD                           Com          G9144B 10 6           115      3,000  Shared-Def     1,2,3     3,000
TYCOM LTD                           Com          G9144B 10 6           161      4,200  Shared-Def     2,3,5     4,200
UNITED TECHNOLOGIES CORP            Com          913017 10 9           152      2,200  Shared-Def      2,3      2,200
UNITED TECHNOLOGIES CORP            Com          913017 10 9           173      2,500  Shared-Def               2,500
UNITED TECHNOLOGIES CORP            Com          913017 10 9           125      1,800  Shared-Def     1,2,3     1,800
UNITED TECHNOLOGIES CORP            Com          913017 10 9           173      2,500  Shared-Def     2,3,5     2,500
WAL MART STORES INC                 Com          931142 10 3           553     11,500  Shared-Def      2,3     11,500
WAL MART STORES INC                 Com          931142 10 3           496     10,300  Shared-Def              10,300
WAL MART STORES INC                 Com          931142 10 3           457      9,500  Shared-Def     1,2,3     9,500
WAL MART STORES INC                 Com          931142 10 3           563     11,700  Shared-Def     2,3,5    11,700
WELLS FARGO & CO NEW                Com          949746 10 1           689     15,000  Shared-Def      2,3     15,000
WELLS FARGO & CO NEW                Com          949746 10 1           556     12,100  Shared-Def              12,100
WELLS FARGO & CO NEW                Com          949746 10 1           482     10,500  Shared-Def     1,2,3    10,500
WELLS FARGO & CO NEW                Com          949746 10 1         1,075     23,400  Shared-Def     2,3,5    23,400
                                                                   111,806